PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - Telkomsel - IDR (Rp) Rp in Billions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash value transferred			95.00%
Percentage of cash value guaranteed			95.00%
Percentage of haircut from CV	5.00%
Cash value transferred	Rp 814
Pension plan participants' contributions	73
Employer contributions	857
Benefits paid by employer	Rp (857)
Pension benefit obligations at end of year		Rp 832
Jiwasraya
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash value transferred	95.00%
Periodic pension benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year		3,852	Rp 2,209
Actuarial (gain) losses recognized in OCI		(91)	(1,585)
Return on plan assets (excluding amount included in net interest expense)		(19)	31
Benefits paid		(105)
Pension benefit obligations at end of year		4,188	3,852
Periodic pension benefit cost | Until 2004
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution				5.00%
Periodic pension benefit cost | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year		4,651	3,738
Service costs		310	245
Interest income		299	278
Actuarial (gain) losses recognized in OCI		91	1,585
Benefits paid		(105)	(50)
Past service cost - plan amendments		(440)	(1,145)
Past service cost - curtailment effect		214
Pension benefit obligations at end of year		5,020	4,651
Periodic pension benefit cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions			53
Pension benefit obligations at beginning of year		799	1,529
Interest income		(52)	(104)
Return on plan assets (excluding amount included in net interest expense)		(19)	31
Benefits paid by employer			(53)
Benefits paid			(50)
Settlement loss			(868)
Pension benefit obligations at end of year		Rp 832	Rp 799